SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Advisor III Variable Annuity

Polaris Advisory Income Variable Annuity

Polaris Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

FSA Advisor Variable Annuity

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Choice III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris II Variable Annuity

Polaris II Rewards Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Choice Elite Variable Annuity

The following Underlying Fund of the Franklin Templeton Variable Insurance Products Trust (“FTVIPT”) has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
Franklin Founding Funds	Franklin Allocation VIP	Franklin Templeton	FTVIPT
Allocation VIP Fund	Fund	Services, LLC

Dated: May 1, 2019

Please keep this supplement with your prospectus.